Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2015
Summary of Investments Other Than Investments in Related Parties

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE I - SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2015

($ in thousands)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$142,923	$166,697	$166,697
States, municipalities and political subdivisions	624,806	726,571	726,571
Foreign governments	191,388	216,751	216,751
Public utilities	608,884	672,790	672,790
All other corporate bonds	2,884,089	2,960,666	2,960,666
Residential mortgage-backed securities	55,036	57,709	57,709
Commercial mortgage-backed securities	86,704	87,210	87,210
Asset-backed securities	92,434	92,620	92,620
Redeemable preferred stocks	8,887	10,189	10,189

Total fixed maturities	4,695,151	$4,991,203	4,991,203

Equity securities:
Common stocks:
Public utilities	6,211	$5,765	5,765
Banks, trusts and insurance companies	40,824	39,861	39,861
Industrial, miscellaneous and all other	156,644	155,309	155,309
Nonredeemable preferred stocks	5,443	4,887	4,887

Total equity securities	209,122	$205,822	205,822

Mortgage loans on real estate (none acquired in satisfaction of debt)	614,184	$634,950	614,184

Policy loans	40,462		40,462
Derivative instruments	983	$983	983

Limited partnership interests	281,115		281,115
Short-term investments	108,277	$108,279	108,279

Total investments	$5,949,294		$6,242,048